AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2010

REGISTRATION NO. 333-160662

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.      POST-EFFECTIVE AMENDMENT NO. 1
(Check appropriate box or boxes)

MAINSTAY FUNDS
(Exact Name of Registrant as Specified in Charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(Address of Principal Executive Offices)
(212) 576-7000
(Registrant’s Area Code and Telephone Number)

MARGUERITE E. H. MORRISON, ESQ.
MAINSTAY FUNDS
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(Name and Address of Agent for Service)

WITH A COPY TO:

SANDER M. BIEBER, ESQ.
DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Approximate Date of Proposed Public Offering:  It is proposed that this filing will immediately become effective upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay Mid Cap Core Fund with and into the MainStay MAP Fund, (ii) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay Mid Cap Growth Fund with and into the MainStay Large Cap Growth Fund, (iii) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay Income Manager Fund with and into the MainStay Income Builder Fund.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment Number 1 to Registrant’s Form N-14 (File No. 333-160662) filed with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) on August 19, 2009 (Accession Number 0001144204-09-044724).

MAINSTAY FUNDS

PART C:   OTHER INFORMATION

ITEM 15:   INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article IV of The MainStay Funds’ (“Registrant’s”) Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:
(i)
against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

A.	by the court or other body approving the settlement or other disposition;
B.	or based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.
(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   EXHIBITS

1.	Charters
a.	Form of Declaration of Trust as Amended and Restated December 31, 1994 – Previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 53 on May 1, 2000
b.
Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*

c.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*
d.	Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*

e.	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*
f.	Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*
g.	Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38*
h.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 47*
i.	Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51*
j.	Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51*
k.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55*
l.
Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58*

m.	Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65*
n.	Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65*
o.	Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share—Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74*
p.	Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(20) to Post-Effective Amendment No. 80*
q.
Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit 1(a) to Registrant’s Form N-14 filed with the Commission on August 10, 2007.*

r.	Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(22) to Post-Effective Amendment No. 93*

2.	By-Laws
a.	Amended and Restated By-Laws dated February 12, 2007 – Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 91*

3.	Voting Trust Agreements – Inapplicable

4.	Agreements and Plans of Reorganization
a.	Agreement and Plan of Reorganization for the reorganization of the MainStay Mid Cap Core Fund with and into the MainStay MAP Fund – Filed herewith
b.	Agreement and Plan of Reorganization for the reorganization of the MainStay Mid Cap Growth Fund with and into the MainStay Large Cap Growth Fund – Filed herewith
c.	Agreement and Plan of Reorganization for the reorganization of the MainStay Income Manager Fund with and into the MainStay Income Builder Fund – Filed herewith

5.	Instruments Defining Rights of Security Holders - See the Declaration of Trust, as amended (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

6.	Investment Advisory Contracts
a.
Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC dated August 1, 2008 - Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 95 on September 30, 2008*

(1).	Expense Limitation Agreement dated November 28, 2008 – Previously filed as Exhibit (h)(14) to Post-Effective Amendment No. 96 on November 25, 2008*
(2).	Notice of Fee Waiver dated August 1, 2008 – Previously filed as Exhibit (h)(15) to Post-Effective Amendment No. 96 on November 25, 2008*
b.
Second Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Markston International LLC dated November 25, 2002 – Previously filed as Exhibit (d)(2)(b) to Post-Effective Amendment No. 80 on April 7, 2006*

c.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 97 on March 2, 2009*

d.	Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008*
e.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. dated December 26, 2008 – Previously filed as Exhibit (6)(e) to Registration Statement on Form N-14 with respect to MainStay Large Cap Growth Fund filed on July 17, 2009*

f.
Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 – Previously filed as Exhibit (d)(2)(h) to Post-Effective Amendment No. 97 on March 2, 2009*

g.
Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated June 29, 2009 – Previously filed as Exhibit (6)(g) to Registration Statement on Form N-14 with respect to MainStay Total Return Fund filed on July 17, 2009*

7.	Underwriting Contracts
a.	Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80*
b.	Form of Soliciting Dealer Agreement - Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 80*

8.	Bonus or Profit Sharing Contracts – Inapplicable

9.           Custodian Agreements
a.	Master Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80*
(1).	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement dated June 30, 2005 - Previously filed as Exhibit (g) (1) (a) to Post-Effective Amendment No. 93*
(2).	Amendment dated December 7, 2007 to Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g) (2) to Post-Effective Amendment No. 93*
(3)	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 93 on February 22, 2008*

(4).	Amendment dated April 30, 2008 to the Master Custodian Agreement with State Street Bank & Trust Company – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 97 on March 2, 2009*
(5).	Amendment to the Master Custodian Agreement between the Funds and State Street Bank & Trust Company dated September 29, 2008 – Previously filed as Exhibit (g) (3) to Post-Effective Amendment No. 96*
(6).
Amendment dated February 13, 2009 to the Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 97*

b.	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g) (2) to Post-Effective Amendment No. 80*
(1).	Amendment dated December 7, 2007 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g) (4) to Post-Effective Amendment No. 93*
(2).	Amendment dated April 30, 2008 to the Master Delegation Agreement with State Street Bank & Trust Company – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 97*
(3).
Amendment dated September 29, 2008 to the Master Delegation Agreement between the Funds and State Street Bank & Trust Company - Previously filed as Exhibit (g) 5 (a) to Post-Effective Amendment No. 96*

(4).	Amendment dated February 13, 2009 to Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 97*

10.	Rule 12b-1 Plan and Rule 18f-3 Plans
a.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) - Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80*
b.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80*
c.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80*
d.	Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) - Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80*
e.	Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) - Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80*
f.	Plan of Distribution pursuant to Rule 12b-1 (Investor Class shares) - Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 95*
g.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 – Previously filed as Exhibit (10)(g) to the Registrant’s Registration Statement on Form N-14 with respect to MainStay MAP Fund, MainStay Total Return Fund, and MainStay Large Cap Growth Fund on July 17, 2009*

11.	Legal Opinions

a.
Opinion of counsel regarding legality of the securities being registered with respect to the MainStay MAP Fund – Previously filed as Exhibit (11)(a) to the Company’s registration statement on Form N-14, No. 333-160662 on July 17, 2009.*

b.
Opinion of counsel regarding legality of the securities being registered with respect to the MainStay Income Manager Fund – Previously filed as Exhibit (11)(b) to the Company’s registration statement on Form N-14, No. 333-160662 on July 17, 2009.*

c.
Opinion of counsel regarding legality of the securities being registered with respect to the MainStay Large Cap Growth Fund – Previously filed as Exhibit (11)(c) to the Company’s registration statement on Form N-14, No. 333-160662 on July 17, 2009.*

12.	Tax Opinions
a.	Opinion of Dechert LLP regarding tax matters with respect to MainStay Mid Cap Core Fund – Filed herewith
b.	Opinion of Dechert LLP regarding tax matters with respect to MainStay Mid Cap Growth Fund - Filed herewith
c.	Opinion of Dechert LLP regarding tax matters with respect to MainStay Income Manager Fund - Filed herewith

13.	Other Material Contracts
a.	Transfer Agency Agreements
(1).	Amended and Restated Transfer Agency and Service Agreement dated October 1, 2008 – Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 96 on November 25, 2008*
(2).
Amended and Restated Sub-Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2008 – Previously filed as Exhibit (h)(1)(b)(ii) to Post-Effective Amendment No. 96 on November 25, 2008*

b.	Sub-Accounting and Sub-Administration Agreements
(1).
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company – Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80 on April 7, 2006*

(i).
Extension Agreement dated January 31, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement dated June 30, 2005 – Previously Filed as Exhibit (h)(11)(a) to Post-Effective Amendment No. 93 on February 22, 2008*

(ii).
Amendment dated December 7, 2007 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 93 on February 22, 2008*

(iii).
Amendment dated September 29, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(13) to Post-Effective Amendment No. 96 on November 25, 2008*

(iv).
Amendment dated February 13, 2009 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(11)(d) to Post-Effective Amendment No. 97 on March 2, 2009*

c.	Shareholder Services Plans
1.	Shareholder Services Plan (Class R1 shares) – Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80 on April 7, 2006*
2.	Shareholder Services Plan (Class R2 shares) – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80 on April 7, 2006*
3.	Shareholder Services Plan (Class R3 shares) – Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80 on April 7, 2006*
d.	Amended and Restated Service Agreement with New York Life Benefit Services, Inc. – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80 on April 7, 2006*
e.	Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80 on April 7, 2006*

f.	Expense Limitation Agreement dated April 1, 2008 – Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 95 on September 30, 2008*
g.	Amendment to Fund Accounting Agreement – Previously filed as Exhibit (h)(9) to Post-Effective Amendment No. 80 on April 7, 2006*
h.	Form of Indemnification Agreement – Previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 80 on April 7, 2006*

14.	Other Opinions
a.	Consent of Independent Registered Public Accounting Firm – Inapplicable

15.	Omitted Financial Statements – Inapplicable

16.	Powers of Attorney - Previously filed as Exhibit (16) to Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on July 17, 2009.*

17.	Other Exhibits – Inapplicable

----------
* Incorporated herein by reference.

ITEM 17.   UNDERTAKINGS.

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Parsippany and State of New Jersey, on the 20th day of April, 2010.

MAINSTAY FUNDS

By:           /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities as indicated on April 20, 2010.

SIGNATURE	TITLE

President and Principal Executive Officer
/s/ Stephen P. Fisher
Stephen P. Fisher

Trustee and Chairman of the Board
/s/ Susan B. Kerley
Susan B. Kerley

Trustee
/s/ Alan R. Latshaw
Alan R. Latshaw

Trustee
/s/ Peter Meenan
Peter Meenan

Trustee and Chief Executive Officer
/s/ John Kim
John Kim

Trustee
/s/ Richard H. Nolan, Jr.
Richard H. Nolan, Jr.

Trustee
/s/ Richard S. Trutanic
Richard S. Trutanic

Trustee
/s/ Roman L. Weil
Roman L. Weil

Trustee
/s/ John A. Weisser
John A. Weisser
Treasurer and Principal Financial
/s/ Jack R. Benintende	and Accounting Officer
Jack R. Benintende

By: /s/ Marguerite E. H. Morrison	Secretary
Marguerite E. H. Morrison
As Attorney-in-Fact*

* Pursuant to Powers of Attorney previously filed.

EXHIBIT LIST

4a.	Agreement and Plan of Reorganization with respect to MainStay Mid Cap Core Fund
4b.	Agreement and Plan of Reorganization with respect to MainStay Mid Cap Growth Fund
4c.	Agreement and Plan of Reorganization with respect to MainStay Income Manager Fund
12a.	Opinion of Dechert LLP regarding tax matters with respect to MainStay Mid Cap Core Fund
12b.	Opinion of Dechert LLP regarding tax matters with respect to MainStay Mid Cap Growth Fund
12c.	Opinion of Dechert LLP regarding tax matters with respect to MainStay Income Manager Fund